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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

ING Separate Portfolios (SPorts) Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2013 to November 30, 2013

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2013

Class I

■	ING Retirement Solution 2020 Fund

■	ING Retirement Solution 2025 Fund

■	ING Retirement Solution 2030 Fund

■	ING Retirement Solution 2035 Fund

■	ING Retirement Solution 2040 Fund

■	ING Retirement Solution 2045 Fund

■	ING Retirement Solution 2050 Fund

■	ING Retirement Solution 2055 Fund

■	ING Retirement Solution Income Fund

 E-Delivery Sign-up — details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

MUTUAL FUNDS

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Portfolio Managers’ Reports	4
Shareholder Expense Examples	6
Statements of Assets and Liabilities	8
Statements of Operations	11
Statements of Changes in Net Assets	14
Financial Highlights	19
Notes to Financial Statements	20
Portfolios of Investments	28
Additional Information	46

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.inginvestment.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.inginvestment.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Taking the longer view

Dear Shareholder,

In my letters to you I’ve long advocated global diversification. As 2013 comes to a close, it’s fair to ask whether this view should be tempered given the strong performance of U.S. assets this year. It’s true that U.S. equities were the world’s performance leaders in 2013; certain U.S. debt assets, most notably high yield corporate bonds and senior secured loans, also performed very well. Such results make it tempting to narrow one’s strategy to the top-performing markets or asset classes — in effect only buying “the assets that go up.”

As the disclaimer says, however, past performance is no guarantee of future results. No one knows whether last year’s patterns will persist in 2014, or whether a new center of market leadership will emerge. Investment opportunities arise from economic activity, a dynamic process with unforeseen twists and turns. For example, what might happen to the U.S. economy now that the Federal Reserve has begun to trim its bond purchases? Can the emerging markets overcome the challenge of a diminishing supply of U.S. liquidity? Will Europe continue on its path to recovery? Will Japan’s fiscal reforms lead to stronger earnings growth for Japanese corporations? A lot of intellectual energy is expended framing and answering such questions; at best, we can only define a range of possible outcomes — we can’t know what will happen.

Therefore, I maintain that the best approach is a well-diversified one. Stick to your long-term discipline — cast your net as far and wide as possible, and don’t risk your long-term goals against shorter-term trends. Review your portfolio with an eye toward adjustments that focus more on your goals and thoroughly discuss any contemplated changes with your financial advisor before taking action.

Earlier this year, ING U.S. announced plans to rebrand as Voya Financial at some point following its initial public offering, which occurred in May 2013. The actual rebranding of the various businesses that comprise ING U.S. — Retirement Solutions, Investment Management and Insurance Solutions — will occur in stages, with ING U.S. Investment Management among the first to rebrand.1 As of May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management. Though the rebranding will affect product and legal entity names, there will be no disruption in service or product delivery to our clients. As always, we remain committed to delivering unmatched client service with a focus on sustainable long-term investment results, to help investors meet their long-term goals with confidence.

Best wishes for a healthy and prosperous New Year. We look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
ING Funds
December 20, 2013

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

1	Please see the “Additional Information” section regarding rebranding details on page 46.

MARKET PERSPECTIVE:  SIX MONTHS ENDED NOVEMBER 30, 2013

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends (“the Index”) had already surged 14.47% in 2013. But there was plenty of skepticism. Stock markets were only rising, it was argued, because of central banks’ ultra-loose monetary policy. This kept interest rates so low that many investors who would normally favor fixed income investments had turned to stocks. Others countered that interest rates might be low, but they would stay that way into the medium term. So capital values should be fairly safe and inflation isn’t an issue. Such arguments would be tested in the months through November, by which point the Index had added another 10.28%. (The Index returned 11.59% for the six-months ended November 30, 2013, measured in U.S. dollars.)

In the U.S., with sentiment cushioned by the Federal Reserve’s $85 billion of monthly Treasury and mortgage-backed securities purchases, investors continued to puzzle at an economic recovery that was undeniable but unimpressive.

And any illusions about the ultimate source of investor confidence in this environment were shattered on May 22 and again on June 19, when Federal Reserve Chairman Bernanke attempted to prepare markets for the beginning of the end of quantitative easing, perhaps sooner than expected. He tried to make the point that the “tapering” of bond purchases by the Federal Reserve would be a reason for markets to feel upbeat, as it would only happen when conditions had substantially improved. In the meantime don’t worry unduly.

Markets didn’t buy it. Bond yields soared and by June 24 the Index had given back 8% from its May 21 peak. This led nervous central bankers the world over, in the last days of June, to assure all who would listen that easy money was here for a long time.

Soothed by these and later words of comfort in July, investors drove the Index to a high for the year on August 2, only to retreat 4% by month-end as sentiment was further dampened by the threat of military engagement in the Middle East. It was only a pause. On September 18 the Federal Reserve was expected to announce the imminent tapering of its bond purchases. Perhaps investors were becoming reconciled to it because by the time Chairman Bernanke started his address, Middle East tensions having eased, the Index was again at a new high. It received another boost when he surprised the world by saying that purchases would be maintained at present levels.

The next jolt to investor sentiment was Congressional gridlock, which shut the government down and threatened a debt ceiling crisis of the type that hit markets so hard in 2011. A deal to postpone the day of reckoning for a few months was reached on October 16. Markets quickly regained their poise and November ended with the Index barely off its best level for 2013, with the economic recovery possibly still not convincing enough to induce the Federal Reserve into an early tapering.

Gross Domestic Product (“GDP”) grew at 2.8% (annualized) in the third quarter, but 0.8% of that was inventory build-up. Unemployment edged down to 7.3%, but until the November employment report job creation had been sluggish: there were fewer people employed in October 2013 than there were in October 2008.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds fell 0.56% in the six months through November, despite a late bounce, as the anticipated end to quantitative easing undermined longer-dated issues. Sub-indices with the shortest durations held on to tiny positive returns, but the Barclays Long Term U.S. Treasury sub-index dropped 6.44%. The Barclays U.S. Corporate Investment Grade Bond sub-index lost 0.71%. However the (separate) Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) gained 2.61%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 11.91%, fractionally off its November 27 record closing high. The consumer discretionary sector did best with a gain of 17.74%, followed by industrials 17.10%. The worst performers were the utilities sector 3.02% and telecommunications 3.05%. Operating earnings per share for S&P 500® companies were on pace to set another record in the third quarter of 2013, with the share of profits in national income historically high.

In currencies the dollar fell 4.36% against the euro during the six months and 7.15% against the pound on better economic news from Europe, especially the U.K. But the dollar gained 1.98% on the yen in the face of the new Japanese government’s aggressive monetary easing.

In international markets, the MSCI Japan® Index rose 11.65% during the first half of the fiscal year. Encouragingly GDP grew for three quarters in a row, albeit at declining rates. Consumer prices excluding fresh food and energy stopped falling year over year for the first time since 2008. The MSCI Europe ex UK® Index advanced 10.29%. The euro zone finally recorded quarterly GDP growth of 0.3% after six straight quarterly declines, but could only follow it up with a wafer-thin gain of 0.1%. The closely watched composite purchasing managers’ index registered expansion from July after 17 months of contraction. But there was still much to do, with unemployment at 12.1%, near an all-time high. The MSCI UK® Index added just 2.78%, held back by heavily weighted laggards especially in banking, energy and staples like HSBC, Royal Dutch Shell and British American Tobacco, respectively. GDP in the third quarter of 2013 grew an improved 0.8% and unemployment continued to fall. But concerns remained about a housing bubble and consumer prices rising faster than wages.

Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.inginvestment.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index and S&P Target Date 2050+ Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050 and beyond 2050 retirement horizon, respectively.

ING RETIREMENT SOLUTION FUNDS	PORTFOLIO MANAGERS’ REPORT

The ING Retirement Solution Funds consist of ING Retirement Solution 2020 Fund, ING Retirement Solution 2025 Fund, ING Retirement Solution 2030 Fund, ING Retirement Solution 2035 Fund, ING Retirement Solution 2040 Fund, ING Retirement Solution 2045 Fund, ING Retirement Solution 2050 Fund and ING Retirement Solution 2055 Fund and ING Retirement Solution Income Fund (each a “Fund” or collectively, the “Funds” or the “Funds”). Each Fund seeks to achieve its investment objective by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, Chief Investment Officer and CFA, Frank van Etten and Halvard Kvaale, CIMA, Portfolio Managers, of ING Investment Management Co. LLC — the Sub-Adviser.*

The Funds seek to achieve their investment objective by investing in a combination of underlying funds (“Underlying Funds”) according to target allocations determined by the Sub-Adviser. With the exception of ING Retirement Solution Income Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ equity and fixed-income allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its end-date, the target allocation is anticipated to be the same as that of ING Retirement Solution Income Fund, which is equal to approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the six-month reporting period ended November 30, 2013, certain target date Retirement Solution Portfolios outperformed their respective S&P Target Date indices. Tactical moves relative to our strategic benchmarks had a slight negative impact overall. Although our far-dated Portfolios had a higher equity allocation, our underweight to large-cap growth proved to be a headwind as the asset class was one of the top performers for the period. Our near-dated Portfolios’ lower equity allocation was a headwind relative to their S&P indices; however this was largely offset by being overweight to European stock and high yield bonds. Asset allocation moves generally detracted from results, while manager selection decisions helped results. During the period we made a number of short- and long-term asset allocation moves within the Funds as detailed below.

At the beginning of the period in June 2013, the Funds were overweight U.S. large cap core equity, international developed equities and U.S. high yield bonds; these overweights were funded by underweights to U.S. large cap value, emerging market equities and core U.S. fixed income. In June, we modestly increased duration (interest-rate risk) in the far and intermediate-dated portfolios by purchasing long-dated U.S. Treasury exchange-traded funds (“ETFs”); we believed interest rates would fall in the short- term. These positions were funded by reducing our core fixed income allocation. We added to this overweight in July after a spike in yields. In July, we increased our overweight to high yield bonds after a market over-reaction to the Federal Reserve Board’s (the “Fed”) ’taper’ comments caused a spike in yields. Given the firm economic environment and our expectations for solid growth, we expected high yield to outperform core fixed income.. At the end of July, based on strong performance in U.S. large cap core equity and a dramatic rise in yields during the month of July, we took profits on our overweight to U.S. large cap core and shifted the proceeds to core fixed income, reducing our underweight to this asset class. In August and September, based on news indicating global and European economic acceleration, we increased exposure to European and emerging markets equity by reducing U.S. large cap core and core fixed income.

In October, we made two changes to our strategic asset allocation. We introduced senior bank loans in our intermediate and near-dated portfolios as a hedge against rising interest rate risks, funded by reducing our high yield allocation. In addition, we eliminated exposure to large cap core equity and shifted the proceeds equally between large cap growth and large cap value based on our somewhat positive view on passive management prospects in these two classes.

We returned to an underweight of emerging markets equities and added to large cap U.S. equity in November, as economic improvement in emerging markets stalled while the U.S. economy and stock market strengthened. In November, we eliminated our exposure to long duration Treasury bonds. Economic data remain supportive of higher rates for the time being.

The underlying managers with top performance relative to their benchmark include ING Emerging Markets Equity, ING Mid Cap Value and ING Real Estate Funds. Underlying managers with worst relative performance for the period include ING International Core, ING Mid Cap Opportunities and ING Multi-Manager International Equity Funds.

Current Strategy and Outlook: We believe global economic expansion is marching forward at a modest, almost fitful pace, but is indeed marching forward. Only four years removed from the deepest economic downturn since the Great Depression, the global economy has surged to an all-time record; total global output has nearly doubled over the past decade, from $37 trillion to $73 trillion projected for year-end 2013,1 with nearly one-third of that coming since 2007. And this rising tide truly has lifted all boats; while the post-economic crisis expansion was led by the emerging and frontier markets, it has recently expanded to include a greater number of developed economies as well. While risks and uncertainties remain, global investors have found numerous opportunities in recent years, which in our view, will persist in 2014.

*	Effective August 30, 2013, Heather Hackett was removed as a portfolio manager of the Funds and Frank van Etten was added as a portfolio manager of the Funds.

(1)	World Economic Output Database, International Monetary Fund, October 2013.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other ING Funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

PORTFOLIO MANAGERS’ REPORT	ING RETIREMENT SOLUTION FUNDS

Average Annual Total Returns for the Six Months Ended November 30, 2013
ING Retirement Solution 2020 Fund, Class I	5.96%
S&P Target Date 2020 Index	6.49%
ING Retirement Solution 2025 Fund, Class I	7.32%
S&P Target Date 2025 Index	7.40%
ING Retirement Solution 2030 Fund, Class I	8.26%
S&P Target Date 2030 Index	8.23%
ING Retirement Solution 2035 Fund, Class I	8.96%
S&P Target Date 2035 Index	9.00%
ING Retirement Solution 2040 Fund, Class I	9.82%
S&P Target Date 2040 Index	9.53%
ING Retirement Solution 2045 Fund, Class I	10.16%
S&P Target Date 2045 Index	9.97%
ING Retirement Solution 2050 Fund, Class I	10.16%
S&P Target Date 2050+ Index	10.47%
ING Retirement Solution 2055 Fund, Class I	10.25%
S&P Target Date 2050+ Index	10.47%
ING Retirement Solution Income Fund, Class I	3.40%
S&P Target Date Retirement Income Index	3.01%

Target Allocations as of November 30, 2013 (as a percentage of net assets)(1)
Asset Class	2055	2050	2045	2040	2035	2030	2025	2020	Income
Large Cap U.S. Equity	48%	48%	48%	46%	41%	39%	32%	29%	23%
Mid Cap U.S. Equity	14%	14%	14%	14%	12%	12%	12%	10%	6%
Small Cap U.S. Equity	5%	5%	5%	5%	4%	4%	4%	4%
International Equity	19%	19%	19%	17%	17%	13%	12%	10%	4%
Emerging Markets	7%	7%	7%	7%	7%	5%	4%
US Real Estate	2%	2%	2%	2%	2%	2%	2%	2%	2%
U.S. Bonds	5%	5%	5%	5%	8%	12%	15%	19%	35%
Short Duration					2%	6%	6%	6%	8%
High Yield				4%	4%	4%	4%	4%	4%
International Bonds							5%	5%	5%
Emerging Market Bonds							2%	2%	2%
Senior Debt					3%	3%	3%	3%	3%
TIPS								7%	9%
Total Equity	95%	95%	95%	91%	83%	75%	66%	55%	35%
Total Fixed Income	5%	5%	5%	9%	17%	25%	34%	45%	65%
	100%	100%	100%	100%	100%	100%	100%	100%	100%

(1)	Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2013 to November 30, 2013. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended November 30, 2013**	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended November 30, 2013**
ING Retirement Solution 2020 Fund
Class I	$1,000.00	$1,059.60	0.13%	$0.67	$1,000.00	$1,024.42	0.13%	$0.66
ING Retirement Solution 2025 Fund
Class I	1,000.00	1,073.20	0.12	0.62	1,000.00	1,024.47	0.12	0.61
ING Retirement Solution 2030 Fund
Class I	1,000.00	1,082.60	0.13	0.68	1,000.00	1,024.42	0.13	0.66
ING Retirement Solution 2035 Fund
Class I	1,000.00	1,089.60	0.13	0.68	1,000.00	1,024.42	0.13	0.66
ING Retirement Solution 2040 Fund
Class I	1,000.00	1,098.20	0.13	0.68	1,000.00	1,024.42	0.13	0.66
ING Retirement Solution 2045 Fund
Class I	1,000.00	1,101.60	0.13	0.68	1,000.00	1,024.42	0.13	0.66
ING Retirement Solution 2050 Fund
Class I	1,000.00	1,101.60	0.13	0.68	1,000.00	1,024.42	0.13	0.66

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended November 30, 2013**	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio*	Expenses Paid During the Year Ended November 30, 2013**
ING Retirement Solution 2055 Fund
Class I	$1,000.00	$1,102.50	0.13%	$0.69	$1,000.00	$1,024.42	0.13%	$0.66
ING Retirement Solution Income Fund
Class I	1,000.00	1,034.00	0.12	0.61	1,000.00	1,024.47	0.12	0.61

*	The annualized expense ratios do not include expenses of underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2013 (UNAUDITED)

	ING Retirement Solution 2020 Fund	ING Retirement Solution 2025 Fund	ING Retirement Solution 2030 Fund
ASSETS:
Investments in securities at fair value*	$110,396	$8,218	$7,740
Investments in affiliated underlying funds at fair value**	469,540	48,971	50,579
Total investments at fair value	$579,936	$57,189	$58,319
Cash	8	4	7
Receivables:
Dividends	10	1	2
Prepaid expenses	3,076	3,074	3,074
Prepaid offering expense	1,263	1,263	1,263
Reimbursement due from manager	36,751	8,493	8,360
Total assets	621,044	70,024	71,025
LIABILITIES:
Payable for investment management fees	27	2	2
Payable for trustee fees	2	1	1
Other accrued expenses and liabilities	41,073	12,682	12,552
Total liabilities	41,102	12,685	12,555
NET ASSETS	$579,942	$57,339	$58,470
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$553,251	$50,123	$50,103
Undistributed net investment income	3,258	644	521
Accumulated net realized gain	4,609	2,030	2,238
Net unrealized appreciation	18,824	4,542	5,608
NET ASSETS	$579,942	$57,339	$58,470
__________________
* Cost of investments in securities	$108,570	$7,933	$7,463
** Cost of investments in affiliated underlying funds	$452,542	$44,714	$45,248

Class I
Net assets	$579,942	$57,339	$58,470
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	51,772	5,013	5,011
Net asset value and redemption price per share	$11.20	$11.44	$11.67

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2013 (UNAUDITED)

	ING Retirement Solution 2035 Fund	ING Retirement Solution 2040 Fund	ING Retirement Solution 2045 Fund
ASSETS:
Investments in securities at fair value*	$6,500	$6,138	$6,337
Investments in affiliated underlying funds at fair value**	52,434	53,627	53,792
Total investments at fair value	$58,934	$59,765	$60,129
Cash	8	48	30
Receivables:
Prepaid expenses	3,074	3,074	3,074
Prepaid offering expense	1,263	1,263	1,263
Reimbursement due from manager	8,868	8,941	8,895
Total assets	72,147	73,091	73,391
LIABILITIES:
Payable for investment management fees	2	2	2
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	13,062	13,140	13,089
Total liabilities	13,065	13,143	13,092
NET ASSETS	$59,082	$59,948	$60,299
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,083	$50,076	$50,067
Undistributed net investment income	457	354	278
Accumulated net realized gain	2,457	2,583	2,725
Net unrealized appreciation	6,085	6,935	7,229
NET ASSETS	$59,082	$59,948	$60,299
__________________
* Cost of investments in securities	$6,188	$5,816	$6,010
** Cost of investments in affiliated underlying funds	$46,661	$47,014	$46,890

Class I
Net assets	$59,082	$59,948	$60,299
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,008	5,008	5,007
Net asset value and redemption price per share	$11.80	$11.97	$12.04

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2013 (UNAUDITED)

	ING Retirement Solution 2050 Fund	ING Retirement Solution 2055 Fund	ING Retirement Solution Income Fund
ASSETS:
Investments in securities at fair value*	$6,337	$6,547	$8,979
Investments in affiliated underlying funds at fair value**	53,806	53,644	44,484
Total investments at fair value	$60,143	$60,191	$53,463
Cash	20	8	6
Receivables:
Prepaid expenses	3,074	3,074	3,073
Prepaid offering expense	1,263	1,263	1,263
Reimbursement due from manager	8,691	8,715	8,083
Total assets	73,191	73,251	65,888
LIABILITIES:
Payable for investment management fees	2	2	2
Payable for trustee fees	1	1	1
Other accrued expenses and liabilities	12,889	12,913	12,266
Total liabilities	12,892	12,916	12,269
NET ASSETS	$60,299	$60,335	$53,619
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,066	$50,066	$50,324
Undistributed net investment income	272	272	949
Accumulated net realized gain	2,760	2,810	1,499
Net unrealized appreciation	7,201	7,187	847
NET ASSETS	$60,299	$60,335	$53,619
__________________
* Cost of investments in securities	$6,009	$6,228	$9,178
** Cost of investments in affiliated underlying funds	$46,933	$46,776	$43,438

Class I
Net assets	$60,299	$60,335	$53,619
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,007	5,007	5,033
Net asset value and redemption price per share	$12.04	$12.05	$10.65

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)

	ING Retirement Solution 2020 Fund	ING Retirement Solution 2025 Fund	ING Retirement Solution 2030 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$2,645	$336	$270
Dividends	633	114	113
Total investment income	3,278	450	383
EXPENSES:
Investment management fees	115	14	14
Transfer agent fees	188	26	27
Shareholder reporting expense	1,482	692	692
Registration fees	3,520	3,520	3,520
Professional fees	40,995	13,604	13,603
Custody and accounting expense	54	52	53
Trustee fees	6	1	1
Offering expense	11,542	11,542	11,542
Miscellaneous expense	1,876	1,742	1,742
Total expenses	59,778	31,193	31,194
Net waived and reimbursed fees	(59,507)	(31,159)	(31,157)
Net expenses	271	34	37
Net investment income	3,007	416	346
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(451)	388	443
Capital gain distributions from affiliated underlying funds	204	237	337
Sale of affiliated underlying funds	4,509	1,121	1,184
Net realized gain	4,262	1,746	1,964
Net change in unrealized appreciation (depreciation) on:
Investments	2,009	(38)	(73)
Affiliated underlying funds	14,578	1,785	2,210
Net change in unrealized appreciation (depreciation)	16,587	1,747	2,137
Net realized and unrealized gain	20,849	3,493	4,101
Increase in net assets resulting from operations	$23,856	$3,909	$4,447

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)

	ING Retirement Solution 2035 Fund	ING Retirement Solution 2040 Fund	ING Retirement Solution 2045 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$249	$194	$140
Dividends	95	93	103
Total investment income	344	287	243
EXPENSES:
Investment management fees	12	16	13
Transfer agent fees	27	28	28
Shareholder reporting expense	984	984	984
Registration fees	3,731	3,731	3,730
Professional fees	13,583	13,583	13,583
Custody and accounting expense	57	56	56
Trustee fees	1	1	1
Offering expense	11,542	11,542	11,542
Miscellaneous expense	1,742	1,742	1,742
Total expenses	31,679	31,683	31,679
Net waived and reimbursed fees	(31,641)	(31,645)	(31,641)
Net expenses	38	38	38
Net investment income	306	249	205
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	525	616	655
Capital gain distributions from affiliated underlying funds	354	405	423
Sale of affiliated underlying funds	1,322	1,302	1,399
Net realized gain	2,201	2,323	2,477
Net change in unrealized appreciation (depreciation) on:
Investments	(99)	(134)	(172)
Affiliated underlying funds	2,449	2,943	3,081
Net change in unrealized appreciation (depreciation)	2,350	2,809	2,909
Net realized and unrealized gain	4,551	5,132	5,386
Increase in net assets resulting from operations	$4,857	$5,381	$5,591

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2013 (UNAUDITED)

	ING Retirement Solution 2050 Fund	ING Retirement Solution 2055 Fund	ING Retirement Solution Income Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$140	$140	$533
Dividends	96	96	85
Total investment income	236	236	618
EXPENSES:
Investment management fees	13	13	14
Transfer agent fees	28	28	25
Shareholder reporting expense	691	691	645
Registration fees	3,731	3,731	3,731
Professional fees	13,656	13,656	13,357
Custody and accounting expense	49	49	44
Trustee fees	1	1	1
Offering expense	11,542	11,542	11,542
Miscellaneous expense	1,742	1,742	1,742
Total expenses	31,453	31,453	31,101
Net waived and reimbursed fees	(31,415)	(31,415)	(31,069)
Net expenses	38	38	32
Net investment income	198	198	586
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	691	737	18
Capital gain distributions from affiliated underlying funds	423	423	110
Sale of affiliated underlying funds	1,400	1,404	1,054
Net realized gain	2,514	2,564	1,182
Net change in unrealized appreciation (depreciation) on:
Investments	(179)	(188)	(17)
Affiliated underlying funds	3,058	3,053	48
Net change in unrealized appreciation (depreciation)	2,879	2,865	31
Net realized and unrealized gain	5,393	5,429	1,213
Increase in net assets resulting from operations	$5,591	$5,627	$1,799

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Solution 2020 Fund		ING Retirement Solution 2025 Fund
	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$3,007	$390	$416	$353
Net realized gain	4,262	347	1,746	284
Net change in unrealized appreciation	16,587	2,237	1,747	2,795
Increase in net assets resulting from operations	23,856	2,974	3,909	3,432

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(139)	—	(125)
Total distributions	—	(139)	—	(125)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	503,113	50,010	—	50,010
Reinvestment of distributions	—	139	—	125
	503,113	50,149	—	50,135
Cost of shares redeemed	(11)	—	(12)	—
Net increase (decrease) in net assets resulting from capital share transactions	503,102	50,149	(12)	50,135
Net increase in net assets	526,958	52,984	3,897	53,442

NET ASSETS:
Beginning of year or period	52,984	—	53,442	—
End of year or period	$579,942	$52,984	$57,339	$53,442
Undistributed net investment income at end of year or period	$3,258	$251	$644	$228
__________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Solution 2030 Fund		ING Retirement Solution 2035 Fund
	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$346	$280	$306	$235
Net realized gain	1,964	274	2,201	256
Net change in unrealized appreciation	2,137	3,471	2,350	3,735
Increase in net assets resulting from operations	4,447	4,025	4,857	4,226

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(105)	—	(84)
Total distributions	—	(105)	—	(84)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010	—	50,010
Reinvestment of distributions	—	105	—	84
	—	50,115	—	50,094
Cost of shares redeemed	(12)	—	(11)	—
Net increase (decrease) in net assets resulting from capital share transactions	(12)	50,115	(11)	50,094
Net increase in net assets	4,435	54,035	4,846	54,236

NET ASSETS:
Beginning of year or period	54,035	—	54,236	—
End of year or period	$58,470	$54,035	$59,082	$54,236
Undistributed net investment income at end of year or period	$521	$175	$457	$151
__________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Solution 2040 Fund		ING Retirement Solution 2045 Fund
	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$249	$184	$205	$141
Net realized gain	2,323	260	2,477	248
Net change in unrealized appreciation	2,809	4,126	2,909	4,320
Increase in net assets resulting from operations	5,381	4,570	5,591	4,709

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(79)	—	(68)
Total distributions	—	(79)	—	(68)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010	—	50,010
Reinvestment of distributions	—	79	—	68
	—	50,089	—	50,078
Cost of shares redeemed	(13)	—	(11)	—
Net increase (decrease) in net assets resulting from capital share transactions	(13)	50,089	(11)	50,078
Net increase in net assets	5,368	54,580	5,580	54,719

NET ASSETS:
Beginning of year or period	54,580	—	54,719	—
End of year or period	$59,948	$54,580	$60,299	$54,719
Undistributed net investment income at end of year or period	$354	$105	$278	$73
__________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Solution 2050 Fund		ING Retirement Solution 2055 Fund
	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$198	$143	$198	$143
Net realized gain	2,514	246	2,564	246
Net change in unrealized appreciation	2,879	4,322	2,865	4,322
Increase in net assets resulting from operations	5,591	4,711	5,627	4,711

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(69)	—	(69)
Total distributions	—	(69)	—	(69)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010	—	50,010
Reinvestment of distributions	—	69	—	69
	—	50,079	—	50,079
Cost of shares redeemed	(13)	—	(13)	—
Net increase (decrease) in net assets resulting from capital share transactions	(13)	50,079	(13)	50,079
Net increase in net assets	5,578	54,721	5,614	54,721

NET ASSETS:
Beginning of year or period	54,721	—	54,721	—
End of year or period	$60,299	$54,721	$60,335	$54,721
Undistributed net investment income at end of year or period	$272	$74	$272	$74
__________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Retirement Solution Income Fund
	Six Months Ended November 30, 2013	December 20, 2012(1) to May 31, 2013
FROM OPERATIONS:
Net investment income	$586	$689
Net realized gain	1,182	317
Net change in unrealized appreciation	31	816
Increase in net assets resulting from operations	1,799	1,822

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(326)
Total distributions	—	(326)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	50,010
Reinvestment of distributions	—	326
	—	50,336
Cost of shares redeemed	(12)	—
Net increase (decrease) in net assets resulting from capital share transactions	(12)	50,336
Net increase in net assets	1,787	51,832

NET ASSETS:
Beginning of year or period	51,832	—
End of year or period	$53,619	$51,832
Undistributed net investment income at end of year or period	$949	$363
__________________
(1) Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
ING Retirement Solution 2020 Fund
Class I
11-30-13	10.57	0.08 •	0.55	0.63	—	—	—	—	—	11.20	5.96	28.94	0.13	0.13	1.46	580	62
12-20-12(5)–05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
ING Retirement Solution 2025 Fund
Class I
11-30-13	10.66	0.08	0.70	0.78	—	—	—	—	—	11.44	7.32	113.62	0.12	0.12	1.52	57	44
12-20-12(5)–05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
ING Retirement Solution 2030 Fund
Class I
11-30-13	10.78	0.07	0.82	0.89	—	—	—	—	—	11.67	8.26	111.90	0.13	0.13	1.24	58	47
12-20-12(5)–05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
ING Retirement Solution 2035 Fund
Class I
11-30-13	10.83	0.06	0.91	0.97	—	—	—	—	—	11.80	8.96	112.81	0.13	0.13	1.09	59	50
12-20-12(5)–05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
ING Retirement Solution 2040 Fund
Class I
11-30-13	10.90	0.05	1.02	1.07	—	—	—	—	—	11.97	9.82	111.71	0.13	0.13	0.88	60	48
12-20-12(5)–05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
ING Retirement Solution 2045 Fund
Class I
11-30-13	10.93	0.04	1.07	1.11	—	—	—	—	—	12.04	10.16	111.29	0.13	0.13	0.72	60	49
12-20-12(5)–05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
ING Retirement Solution 2050 Fund
Class I
11-30-13	10.93	0.04	1.07	1.11	—	—	—	—	—	12.04	10.16	110.50	0.13	0.13	0.70	60	49
12-20-12(5)–05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
ING Retirement Solution 2055 Fund
Class I
11-30-13	10.93	0.04	1.08	1.12	—	—	—	—	—	12.05	10.25	110.46	0.13	0.13	0.70	60	48
12-20-12(5)–05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
ING Retirement Solution Income Fund
Class I
11-30-13	10.30	0.12	0.23	0.35	—	—	—	—	—	10.65	3.40	119.03	0.12	0.12	2.24	54	29
12-20-12(5)–05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Expense ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Expense ratios do not include expenses of underlying funds.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Separate Portfolios (“SPorts“) Trust (”Trust“) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (”1940 Act“). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of thirteen separate active investment series. The nine series included in this report are: ING Retirement Solution 2020 Fund (”Solution 2020“), ING Retirement Solution 2025 Fund (”Solution 2025“), ING Retirement Solution 2030 Fund (”Solution 2030“), ING Retirement Solution 2035 Fund (”Solution 2035“), ING Retirement Solution 2040 Fund (”Solution 2040“), ING Retirement Solution 2045 Fund (”Solution 2045“), ING Retirement Solution 2050 Fund (”Solution 2050“), ING Retirement Solution 2055 Fund (”Solution 2055“), and ING Retirement Solution Income Fund (”Solution Income“) (each a ”Fund“ and collectively, the ”Funds), each a diversified series of the Trust.

Each Fund offers Class I Shares. All shareholders bear the common expenses of a Fund and earn income and realized gains/losses from a Fund pro rata based on the average daily net assets. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

ING Investments, LLC (“ING Investments” or “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. ING Investments has engaged ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. ING Funds Services, LLC (the “Administrator” or “IFS”), serves as administrator to the Funds. ING Investments Distributor, LLC (“IID” or the “Distributor”), a Delaware limited liability company, is the principal underwriter of the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The valuations of the Funds’ investments in underlying funds (“Underlying Funds”) are based on the net asset value (“NAV”) of the Underlying Funds each business day. In general, assets of the Underlying Funds are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments held in Underlying Funds maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value. Securities prices may be obtained from independent pricing services. Investments in equity securities held by the Funds or Underlying Funds and traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent pricing services or from one or more dealers making markets in the securities and may be adjusted based on the Funds’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at the NAV. Investments in securities maturing in 60 days or less from the date of acquisition are valued at amortized cost which generally approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Funds’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its next NAV may also be valued at their fair values as defined by the 1940 Act and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to a Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Funds’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities nor can it be assured a Fund can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Funds have a significant amount of Level 3 investments.

For the period ended November 30, 2013, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables at fiscal year end, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gains, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.

H.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2013, the cost of purchases and proceeds from the sales of investments were as follows:

	Purchases	Sales
Solution 2020	$764,904	$258,780
Solution 2025	24,090	23,797
Solution 2030	26,204	25,824
Solution 2035	27,994	27,790
Solution 2040	27,193	27,043
Solution 2045	28,009	27,963
Solution 2050	27,831	27,792
Solution 2055	26,981	26,934
Solution Income	15,511	15,018

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Funds entered into an investment management agreement (“Management Agreement”) with ING Investments.

The Investment Adviser receives an annual fee for its investment management services provided to each Fund based on: 0.00% of average daily net assets invested in affiliated Underlying Funds and 0.30% of average daily net assets invested in unaffiliated Underlying Funds and/or other investments.

The Investment Adviser has entered into a sub-advisory agreement with ING IM. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

IFS acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. IFS does not receive any fees for its administrative services.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2013, the following indirect, wholly-owned subsidiary of ING U.S., Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
ING Investment Management Company LLC	Retirement Solution 2020	9.68%
	Retirement Solution 2025	100.00
	Retirement Solution 2030	100.00
	Retirement Solution 2035	100.00
	Retirement Solution 2040	100.00
	Retirement Solution 2045	100.00
	Retirement Solution 2050	100.00
	Retirement Solution 2055	100.00
	Retirement Solution Income	100.00

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates to include companies that are under common control. Therefore, because certain Funds have a common owner that owns over 25% of the outstanding securities of the Funds, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Funds.

The Investment Adviser may request that the Funds’ portfolio managers use their best efforts (subject to obtaining best execution of each transaction) to allocate a portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amount credited to a Fund in the Statement of Operations is recognized as brokerage commission recapture.

The Funds have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — OTHER ACCRUED EXPENSES AND LIABILITIES

At November 30, 2013, the following Funds had the following payable included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Fund	Accrued Expenses	Amount
Solution 2020	Audit	$38,647
Solution 2025	Audit	11,186
Solution 2030	Audit	11,100
Solution 2035	Audit	10,994
Solution 2040	Audit	10,943
Solution 2045	Audit	10,922
Solution 2050	Audit	11,065
Solution 2055	Audit	11,065
Solution Income	Audit	10,882

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest expenses, taxes, brokerage commissions, and extraordinary expenses to the levels listed below:

Fund(1)	Class I
Solution 2020	0.80%
Solution 2025	0.82%
Solution 2030	0.86%
Solution 2035	0.90%
Solution 2040	0.92%
Solution 2045	0.92%
Solution 2050	0.92%
Solution 2055	0.92%
Solution Income	0.66%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities for each Fund.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

As of November 30, 2013, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	November 30,
	2014	2015	2016	Total
Retirement Solution 2020	$—	$—	$95,413	$95,413
Retirement Solution 2025	—	—	67,067	67,067
Retirement Solution 2030	—	—	67,065	67,065
Retirement Solution 2035	—	—	67,574	67,574
Retirement Solution 2040	—	—	67,571	67,571
Retirement Solution 2045	—	—	67,573	67,573
Retirement Solution 2050	—	—	67,345	67,345
Retirement Solution 2055	—	—	67,345	67,345
Retirement Solution Income	—	—	66,563	66,563

The Expense Limitation Agreement is contractual through October 1, 2014 and shall renew automatically for one-year terms unless: (i) ING Investments provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

Effective May 24, 2013, the Funds included in this report, in addition to certain other funds managed by the Investment Adviser, are a party to an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the period ended November 30, 2013.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2020
Class I
11/30/2013	46,758	—	—	(1)	46,757	503,113	—	—	(11)	503,102
12/20/2012(1)–5/31/2013	5,001	—	14	—	5,015	50,010	—	139	—	50,149
Solution 2025
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(12)	(12)
12/20/2012(1)–5/31/2013	5,001	—	13	—	5,014	50,010	—	125	—	50,135
Solution 2030
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(12)	(12)
12/20/2012(1)–5/31/2013	5,001	—	11	—	5,012	50,010	—	105	—	50,115
Solution 2035
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12/20/2012(1)–5/31/2013	5,001	—	8	—	5,009	50,010	—	84	—	50,094
Solution 2040
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(13)	(13)
12/20/2012(1)–5/31/2013	5,001	—	8	—	5,009	50,010	—	79	—	50,089
Solution 2045
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
12/20/2012(1)–5/31/2013	5,001	—	7	—	5,008	50,010	—	68	—	50,078
Solution 2050
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(13)	(13)
12/20/2012(1)–5/31/2013	5,001	—	7	—	5,008	50,010	—	69	—	50,079

(1)	Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Solution 2055
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(13)	(13)
12/20/2012(1)–5/31/2013	5,001	—	7	—	5,008	50,010	—	69	—	50,079
Solution Income
Class I
11/30/2013	—	—	—	(1)	(1)	—	—	—	(12)	(12)
12/20/2012(1)–5/31/2013	5,001	—	33	—	5,034	50,010	—	326	—	50,336

(1)	Commencement of operations.

NOTE 10 — CONCENTRATION OF RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Funds and their corresponding risks, see the Funds’ most recent Prospectus and/or the Statement of Additional Information.

The Funds are also affected by other kinds of risks, depending on the types of securities held or strategies used by an Underlying Fund.

Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Investment Adviser or Sub-Adviser. There is a risk that the Funds may allocate assets to an Underlying Fund or market that underperforms other funds or assets classes.

Foreign Investments/Developing and Emerging Markets Risk (All Funds). There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Funds paid no dividends or distributions during the six months ended November 30, 2013. The tax composition of dividends to shareholders during the Funds’ initial period ended May 31, 2013 was as follows:

Ordinary Income
Solution 2020	$139
Solution 2025	125
Solution 2030	105
Solution 2035	84
Solution 2040	79
Solution 2045	68
Solution 2050	69
Solution 2055	69
Solution Income	326

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2013 were:

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
Solution 2020	$603	$2,232
Solution 2025	518	2,789
Solution 2030	455	3,465
Solution 2035	415	3,727
Solution 2040	368	4,123
Solution 2045	326	4,315
Solution 2050	325	4,317
Solution 2055	325	4,317
Solution Income	695	801

The Funds’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

As of November 30, 2013, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, ING U.S. conducted an initial public offering of ING U.S. common stock (the “IPO”). On September 13, 2013, ING U.S. filed a new Registration Statement on Form S-1 with the SEC in connection with another potential public offering of ING U.S. common stock held by ING Groep. ING U.S. did not issue or sell common stock in the offering. On October 23, 2013, ING U.S. announced the pricing of 33 million shares of its common stock being offered by ING Groep in this offering. Closing of the offering occurred on October 29, 2013. ING Groep also granted the underwriters in the offering an option exercisable within 30 days, to acquire up to approximately an additional 5 million shares from ING Groep. This option was exercised in full. ING U.S. did not receive any proceeds from the offering.

ING Groep continues to own a majority of the common stock of ING U.S. ING Groep has stated that it intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and sub-adviser provide services to the Funds. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Funds, as applicable, in connection with the IPO. Shareholders of each Fund approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Funds, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of ING U.S., as a standalone entity, are publicly held, it is subject to the reporting requirements

NOTES TO FINANCIAL STATEMENTS AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

NOTE 12 — RESTRUCTURING PLAN (continued)

of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Funds and their operations.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2013, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Solution 2020
Class I	$0.1815	$0.0452	$0.0013	January 2, 2014	December 30, 2013

Solution 2025
Class I	$0.2893	$0.2520	$0.0150	January 2, 2014	December 30, 2013

Solution 2030
Class I	$0.3189	$0.2503	$0.0212	January 2, 2014	December 30, 2013

Solution 2035
Class I	$0.3209	$0.2618	$0.0222	January 2, 2014	December 30, 2013

Solution 2040
Class I	$0.3279	$0.2468	$0.0254	January 2, 2014	December 30, 2013

Solution 2045
Class I	$0.3204	$0.2435	$0.0266	January 2, 2014	December 30, 2013

Solution 2050
Class I	$0.3200	$0.2594	$0.0266	January 2, 2014	December 30, 2013

Solution 2055
Class I	$0.3200	$0.2550	$0.0266	January 2, 2014	December 30, 2013

Solution Income
Class I	$0.2657	$0.1470	$0.0068	January 2, 2014	December 30, 2013

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2020 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 19.0%
295		iShares MSCI EMU Index Fund	$11,906	2.1
286		iShares Barclays Aggregate Bond Fund	30,728	5.3
349		iShares Barclays TIPS Bond Fund	38,952	6.6
175		iShares MSCI EAFE Index Fund	11,592	2.0
53		PIMCO Total Return ETF	5,621	1.0
141		SPDR Barclays Capital High Yield Bond ETF	5,746	1.0
102		Vanguard FTSE Europe ETF	5,851	1.0

		Total Exchange-Traded Funds (Cost $108,570)	110,396	19.0

MUTUAL FUNDS: 81.0%
		Affiliated Investment Companies: 81.0%
1,684		ING Floating Rate Fund — Class I	17,206	3.0
3,146		ING Global Bond Fund — Class R6	34,230	5.9
4,184		ING High Yield Bond Fund — Class I	34,854	6.0
5,547		ING Intermediate Bond Fund — Class R6	54,413	9.4
1,150		ING International Core Fund — Class I	13,000	2.2
6,302		ING Large Cap Growth Fund — Class R6	83,062	14.4

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
5,366		ING Large Cap Value Fund — Class R6	$70,989	12.2
1,887		ING Mid Cap Value Fund — Class I	29,986	5.2
1,053		ING MidCap Opportunities Fund — Class R6	29,088	5.0
2,791		ING Multi-Manager International Equity Fund — Class I	33,376	5.8
636		ING Real Estate Fund — Class I	11,004	1.9
3,436		ING Short Term Bond Fund — Class R6	34,428	5.9
1,234	@	ING Small Company Fund — Class R6	23,904	4.1

		Total Mutual Funds (Cost $452,542)	469,540	81.0

		Total Investments in Securities (Cost $561,112)	$579,936	100.0
		Assets in Excess of Other Liabilities	6	—
		Net Assets	$579,942	100.0

@	Non-income producing security

Cost for federal income tax purposes is $560,832.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,122
Gross Unrealized Depreciation	(2,018)
Net Unrealized Appreciation	$19,104

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$110,396	$—	$—	$110,396
Mutual Funds	469,540	—	—	469,540
Total Investments, at fair value	$579,936	$—	$—	$579,936

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2020 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$5,802	$81,127	$(86,286)	$(643)	$—	$27	$974	$—
ING Core Equity Research Fund Class R6	—	61,084	(61,084)	—	—	—	2,595	—
ING Emerging Markets Equity Fund — Class I	—	11,102	(11,102)	—	—	—	29	—
ING Floating Rate Fund — Class I	—	17,142	(2)	66	17,206	114	—	—
ING Global Bond Fund — Class I	3,183	—	(3,362)	179	—	11	—	—
ING Global Bond Fund — Class R6	—	34,394	(12)	(152)	34,230	484	(1)	—
ING High Yield Bond Fund — Class I	3,733	52,291	(21,238)	68	34,854	914	(252)	—
ING Intermediate Bond Fund — Class I	5,053	—	(5,154)	101	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	112,634	(58,227)	6	54,413	673	(444)	1
ING International Core Fund — Class I	4,719	27,806	(20,275)	750	13,000	—	513	—
ING Large Cap Growth Fund — Class I	4,475	—	(4,048)	(427)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	78,332	(1,078)	5,808	83,062	—	193	—
ING Large Cap Value Fund — Class I	3,422	—	(3,017)	(405)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	68,338	(78)	2,729	70,989	140	12	203
ING Mid Cap Value Fund — Class I	2,925	27,671	(2,247)	1,637	29,986	—	436	—
ING MidCap Opportunities Fund — Class I	2,906	—	(2,609)	(297)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	30,280	(3,192)	2,000	29,088	—	551	—
ING Multi-Manager International Equity Fund — Class I	—	32,172	(995)	2,199	33,376	—	89	—
ING Real Estate Fund Class I	1,539	15,225	(4,592)	(1,168)	11,004	82	(272)	—
ING Short Term Bond Fund — Class I	3,187	30,204	(33,395)	4	—	17	—	—
ING Short Term Bond Fund — Class R6	—	34,305	(6)	129	34,428	183	—	—
ING Small Company Fund — Class I	2,120	—	(1,840)	(280)	—	—	—	—
ING Small Company Fund — Class R6	—	21,965	(335)	2,274	23,904	—	86	—
	$43,064	$736,072	$(324,174)	$14,578	$469,540	$2,645	$4,509	$204

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2025 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.3%
29		iShares MSCI EMU Index Fund	$1,170	2.0
23		iShares Barclays Aggregate Bond Fund	2,471	4.3
39		iShares MSCI EAFE Index Fund	2,584	4.5
8		PIMCO Total Return ETF	848	1.5
14		SPDR Barclays Capital High Yield Bond ETF	571	1.0
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $7,933)	8,218	14.3

MUTUAL FUNDS: 85.4%
		Affiliated Investment Companies: 85.4%
145		ING Emerging Markets Equity Fund — Class I	1,694	3.0
163		ING Floating Rate Fund — Class I	1,671	2.9
309		ING Global Bond Fund — Class R6	3,359	5.9
411		ING High Yield Bond Fund — Class I	3,424	6.0
342		ING Intermediate Bond Fund — Class R6	3,359	5.9
151		ING International Core Fund — Class I	1,708	3.0
686		ING Large Cap Growth Fund — Class R6	9,041	15.7

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
593		ING Large Cap Value Fund — Class R6	$7,847	13.6
222		ING Mid Cap Value Fund — Class I	3,531	6.1
124		ING MidCap Opportunities Fund — Class R6	3,430	6.0
261		ING Multi-Manager International Equity Fund — Class I	3,123	5.4
62		ING Real Estate Fund — Class I	1,081	1.9
335		ING Short Term Bond Fund — Class R6	3,359	5.9
121	@	ING Small Company Fund — Class R6	2,344	4.1

		Total Mutual Funds (Cost $44,714)	48,971	85.4

		Total Investments in Securities (Cost $52,647)	$57,189	99.7
		Assets in Excess of Other Liabilities	150	0.3
		Net Assets	$57,339	100.0

@	Non-income producing security

Cost for federal income tax purposes is $52,606.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,040
Gross Unrealized Depreciation	(457)
Net Unrealized Appreciation	$4,583

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,218	$—	$—	$8,218
Mutual Funds	48,971	—	—	48,971
Total Investments, at fair value	$57,189	$—	$—	$57,189

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2025 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$3,476	$484	$(3,612)	$(348)	$—	$16	$3	$—
ING Core Equity Research Fund Class R6	—	4,695	(4,695)	—	—	—	700	—
ING Emerging Markets Equity Fund — Class I	1,599	40	(17)	72	1,694	—	—	—
ING Floating Rate Fund — Class I	—	1,667	(3)	7	1,671	11	—	—
ING Global Bond Fund — Class I	3,213	—	(3,393)	180	—	11	—	—
ING Global Bond Fund — Class R6	—	3,593	(17)	(217)	3,359	57	(1)	—
ING High Yield Bond Fund — Class I	3,768	1,197	(1,528)	(13)	3,424	118	(7)	—
ING Intermediate Bond Fund — Class I	2,447	—	(2,501)	54	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	3,490	(24)	(107)	3,359	44	(1)	—
ING International Core Fund — Class I	5,842	20	(4,125)	(29)	1,708	—	211	—
ING Large Cap Growth Fund — Class I	5,064	—	(4,576)	(488)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	7,959	(120)	1,202	9,041	—	21	—
ING Large Cap Value Fund — Class I	3,986	—	(3,514)	(472)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	7,180	(26)	693	7,847	36	4	237
ING Mid Cap Value Fund — Class I	3,504	—	(316)	343	3,531	—	64	—
ING MidCap Opportunities Fund — Class I	3,477	—	(3,112)	(365)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,112	(374)	692	3,430	—	84	—
ING Multi-Manager International Equity Fund — Class I	—	2,899	(139)	363	3,123	—	12	—
ING Real Estate Fund Class I	1,584	57	(459)	(101)	1,081	17	1	—
ING Short Term Bond Fund — Class I	3,242	8	(3,253)	3	—	8	—	—
ING Short Term Bond Fund — Class R6	—	3,364	(12)	7	3,359	18	—	—
ING Small Company Fund — Class I	2,155	—	(1,872)	(283)	—	—	—	—
ING Small Company Fund — Class R6	—	1,872	(120)	592	2,344	—	30	—
	$43,357	$41,637	$(37,808)	$1,785	$48,971	$336	$1,121	$237

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2030 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 13.2%
30		iShares MSCI EMU Index Fund	$1,211	2.1
13		iShares Barclays Aggregate Bond Fund	1,396	2.4
41		iShares MSCI EAFE Index Fund	2,715	4.5
12		PIMCO Total Return ETF	1,273	2.2
14		SPDR Barclays Capital High Yield Bond ETF	571	1.0
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $7,463)	7,740	13.2

MUTUAL FUNDS: 86.5%
		Affiliated Investment Companies: 86.5%
195		ING Emerging Markets Equity Fund — Class I	2,282	3.9
166		ING Floating Rate Fund — Class I	1,699	2.9
418		ING High Yield Bond Fund — Class I	3,481	6.0
245		ING Intermediate Bond Fund — Class R6	2,408	4.1
167		ING International Core Fund — Class I	1,886	3.2
856		ING Large Cap Growth Fund — Class R6	11,281	19.3

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
762		ING Large Cap Value Fund — Class R6	$10,076	17.2
225		ING Mid Cap Value Fund — Class I	3,579	6.1
126		ING MidCap Opportunities Fund — Class R6	3,487	6.0
290		ING Multi-Manager International Equity Fund — Class I	3,464	5.9
63		ING Real Estate Fund — Class I	1,099	1.9
344		ING Short Term Bond Fund — Class R6	3,449	5.9
123	@	ING Small Company Fund — Class R6	2,388	4.1

		Total Mutual Funds (Cost $45,248)	50,579	86.5

		Total Investments in Securities (Cost $52,711)	$58,319	99.7
		Assets in Excess of Other Liabilities	151	0.3
		Net Assets	$58,470	100.0

@	Non-income producing security

Cost for federal income tax purposes is $52,715.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,723
Gross Unrealized Depreciation	(119)
Net Unrealized Appreciation	$5,604

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,740	$—	$—	$7,740
Mutual Funds	50,579	—	—	50,579
Total Investments, at fair value	$58,319	$—	$—	$58,319

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2030 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$3,772	$18	$(3,408)	$(382)	$—	$18	$12	$—
ING Core Equity Research Fund Class R6	—	4,460	(4,460)	—	—	—	729	—
ING Emerging Markets Equity Fund — Class I	2,120	90	(27)	99	2,282	—	1	—
ING Floating Rate Fund — Class I	—	1,694	(2)	7	1,699	11	—	—
ING High Yield Bond Fund — Class I	3,813	1,265	(1,585)	(12)	3,481	120	(8)	—
ING Intermediate Bond Fund — Class I	1,228	—	(1,254)	26	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	2,470	(19)	(43)	2,408	27	(1)	—
ING International Core Fund — Class I	6,428	140	(4,646)	(36)	1,886	—	247	—
ING Large Cap Growth Fund — Class I	6,724	—	(6,059)	(665)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	9,792	(118)	1,607	11,281	—	21	—
ING Large Cap Value Fund — Class I	5,647	—	(4,979)	(668)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	9,141	(27)	962	10,076	51	4	337
ING Mid Cap Value Fund — Class I	3,531	—	(302)	350	3,579	—	61	—
ING MidCap Opportunities Fund — Class I	3,509	—	(3,139)	(370)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,139	(357)	705	3,487	—	81	—
ING Multi-Manager International Equity Fund — Class I	—	3,205	(143)	402	3,464	—	12	—
ING Real Estate Fund Class I	1,573	111	(484)	(101)	1,099	17	1	—
ING Short Term Bond Fund — Class I	3,281	8	(3,292)	3	—	8	—	—
ING Short Term Bond Fund — Class R6	—	3,449	(7)	7	3,449	18	—	—
ING Small Company Fund — Class I	2,166	—	(1,880)	(286)	—	—	—	—
ING Small Company Fund — Class R6	—	1,880	(97)	605	2,388	—	24	—
	$43,792	$40,862	$(36,285)	$2,210	$50,579	$270	$1,184	$337

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2035 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.0%
30		iShares MSCI EMU Index Fund	$1,211	2.0
8		iShares Barclays Aggregate Bond Fund	859	1.4
48		iShares MSCI EAFE Index Fund	3,180	5.4
1		PIMCO Total Return ETF	106	0.2
14		SPDR Barclays Capital High Yield Bond ETF	570	1.0
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $6,188)	6,500	11.0

MUTUAL FUNDS: 88.7%
		Affiliated Investment Companies: 88.7%
296		ING Emerging Markets Equity Fund — Class I	3,471	5.9
171		ING Floating Rate Fund — Class I	1,752	3.0
421		ING High Yield Bond Fund — Class I	3,506	5.9
192		ING Intermediate Bond Fund — Class R6	1,885	3.2
233		ING International Core Fund — Class I	2,636	4.4
908		ING Large Cap Growth Fund — Class R6	11,973	20.3

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
811		ING Large Cap Value Fund — Class R6	$10,724	18.1
228		ING Mid Cap Value Fund — Class I	3,621	6.1
127		ING MidCap Opportunities Fund — Class R6	3,512	5.9
393		ING Multi-Manager International Equity Fund — Class I	4,704	8.0
64		ING Real Estate Fund — Class I	1,107	1.9
114		ING Short Term Bond Fund — Class R6	1,138	1.9
124	@	ING Small Company Fund — Class R6	2,405	4.1

		Total Mutual Funds (Cost $46,661)	52,434	88.7

		Total Investments in Securities (Cost $52,849)	$58,934	99.7
		Assets in Excess of Other Liabilities	148	0.3
		Net Assets	$59,082	100.0

@	Non-income producing security

Cost for federal income tax purposes is $52,855.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,150
Gross Unrealized Depreciation	(71)
Net Unrealized Appreciation	$6,079

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,500	$—	$—	$6,500
Mutual Funds	52,434	—	—	52,434
Total Investments, at fair value	$58,934	$—	$—	$58,934

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2035 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,077	$19	$(3,682)	$(414)	$—	$19	$14	$—
ING Core Equity Research Fund Class R6	—	4,732	(4,732)	—	—	—	790	—
ING Emerging Markets Equity Fund — Class I	3,240	98	(13)	146	3,471	—	(1)	—
ING Floating Rate Fund — Class I	—	1,747	(2)	7	1,752	12	—	—
ING High Yield Bond Fund — Class I	3,833	1,190	(1,504)	(13)	3,506	120	(7)	—
ING Intermediate Bond Fund — Class I	686	—	(700)	14	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	1,918	(12)	(21)	1,885	19	—	—
ING International Core Fund — Class I	8,635	75	(6,043)	(31)	2,636	—	320	—
ING Large Cap Growth Fund — Class I	7,049	—	(6,352)	(697)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	10,411	(126)	1,688	11,973	—	22	—
ING Large Cap Value Fund — Class I	5,947	—	(5,243)	(704)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	9,764	(53)	1,013	10,724	53	8	354
ING Mid Cap Value Fund — Class I	3,550	—	(286)	357	3,621	—	57	—
ING MidCap Opportunities Fund — Class I	3,527	—	(3,155)	(372)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,155	(353)	710	3,512	—	80	—
ING Multi-Manager International Equity Fund — Class I	—	4,335	(173)	542	4,704	—	15	—
ING Real Estate Fund Class I	1,611	47	(449)	(102)	1,107	17	1	—
ING Short Term Bond Fund — Class I	1,099	3	(1,103)	1	—	3	—	—
ING Short Term Bond Fund — Class R6	—	1,138	(3)	3	1,138	6	—	—
ING Small Company Fund — Class I	2,177	—	(1,890)	(287)	—	—	—	—
ING Small Company Fund — Class R6	—	1,890	(94)	609	2,405	—	23	—
	$45,431	$40,522	$(35,968)	$2,449	$52,434	$249	$1,322	$354

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2040 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.2%
30		iShares MSCI EMU Index Fund	$1,211	2.0
5		iShares Barclays Aggregate Bond Fund	537	0.9
49		iShares MSCI EAFE Index Fund	3,245	5.3
14		SPDR Barclays Capital High Yield Bond ETF	571	1.0
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $5,816)	6,138	10.2

MUTUAL FUNDS: 89.5%
		Affiliated Investment Companies: 89.5%
299		ING Emerging Markets Equity Fund — Class I	3,508	5.9
425		ING High Yield Bond Fund — Class I	3,539	5.9
58		ING Intermediate Bond Fund — Class R6	567	0.9
235		ING International Core Fund — Class I	2,660	4.4
1,034		ING Large Cap Growth Fund — Class R6	13,626	22.8
938		ING Large Cap Value Fund — Class R6	12,405	20.7

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
269		ING Mid Cap Value Fund — Class I	$4,269	7.1
150		ING MidCap Opportunities Fund — Class R6	4,142	6.9
397		ING Multi-Manager International Equity Fund — Class I	4,753	7.9
65		ING Real Estate Fund — Class I	1,119	1.9
157	@	ING Small Company Fund — Class R6	3,039	5.1

		Total Mutual Funds (Cost $47,014)	53,627	89.5

		Total Investments in Securities (Cost $52,830)	$59,765	99.7
		Assets in Excess of Other Liabilities	183	0.3
		Net Assets	$59,948	100.0

@	Non-income producing security

Cost for federal income tax purposes is $52,832.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,985
Gross Unrealized Depreciation	(52)
Net Unrealized Appreciation	$6,933

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,138	$—	$—	$6,138
Mutual Funds	53,627	—	—	53,627
Total Investments, at fair value	$59,765	$—	$—	$59,765

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2040 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,363	$545	$(4,461)	$(447)	$—	$20	$3	$—
ING Core Equity Research Fund Class R6	—	5,584	(5,584)	—	—	—	889	—
ING Emerging Markets Equity Fund — Class I	3,252	190	(91)	157	3,508	—	—	—
ING High Yield Bond Fund — Class I	2,205	1,326	(11)	19	3,539	90	—	—
ING Intermediate Bond Fund — Class I	552	—	(564)	12	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	877	(300)	(10)	567	6	(15)	—
ING International Core Fund — Class I	8,692	80	(6,082)	(30)	2,660	—	322	—
ING Large Cap Growth Fund — Class I	7,913	—	(7,125)	(788)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	11,827	(112)	1,911	13,626	—	19	—
ING Large Cap Value Fund — Class I	6,804	—	(5,999)	(805)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	11,257	(22)	1,170	12,405	61	3	405
ING Mid Cap Value Fund — Class I	3,849	—	(43)	463	4,269	—	8	—
ING MidCap Opportunities Fund — Class I	3,825	—	(3,417)	(408)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,417	(122)	847	4,142	—	27	—
ING Multi-Manager International Equity Fund — Class I	—	4,370	(164)	547	4,753	—	14	—
ING Real Estate Fund Class I	1,621	47	(448)	(101)	1,119	17	1	—
ING Small Company Fund — Class I	2,760	—	(2,398)	(362)	—	—	—	—
ING Small Company Fund — Class R6	—	2,398	(127)	768	3,039	—	31	—
	$45,836	$41,918	$(37,070)	$2,943	$53,627	$194	$1,302	$405

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2045 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.5%
30		iShares MSCI EMU Index Fund	$1,211	2.0
5		iShares Barclays Aggregate Bond Fund	537	0.9
52		iShares MSCI EAFE Index Fund	3,444	5.7
14		SPDR Barclays Capital High Yield Bond ETF	571	0.9
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $6,010)	6,337	10.5

MUTUAL FUNDS: 89.2%
		Affiliated Investment Companies: 89.2%
299		ING Emerging Markets Equity Fund — Class I	3,508	5.8
142		ING High Yield Bond Fund — Class I	1,187	2.0
57		ING Intermediate Bond Fund — Class R6	559	0.9
278		ING International Core Fund — Class I	3,141	5.2
1,086		ING Large Cap Growth Fund — Class R6	14,309	23.7
989		ING Large Cap Value Fund — Class R6	13,084	21.7

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
269		ING Mid Cap Value Fund — Class I	$4,276	7.1
151		ING MidCap Opportunities Fund — Class R6	4,169	6.9
449		ING Multi-Manager International Equity Fund — Class I	5,375	8.9
65		ING Real Estate Fund — Class I	1,126	1.9
158	@	ING Small Company Fund — Class R6	3,058	5.1

		Total Mutual Funds (Cost $46,890)	53,792	89.2

		Total Investments in Securities (Cost $52,900)	$60,129	99.7
		Assets in Excess of Other Liabilities	170	0.3
		Net Assets	$60,299	100.0

@	Non-income producing security

Cost for federal income tax purposes is $52,905.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,277
Gross Unrealized Depreciation	(53)
Net Unrealized Appreciation	$7,224

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,337	$—	$—	$6,337
Mutual Funds	53,792	—	—	53,792
Total Investments, at fair value	$60,129	$—	$—	$60,129

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2045 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,654	$556	$(4,731)	$(479)	$—	$22	$3	$—
ING Core Equity Research Fund Class R6	—	5,859	(5,859)	—	—	—	951	—
ING Emerging Markets Equity Fund — Class I	2,728	726	(141)	195	3,508	—	1	—
ING High Yield Bond Fund — Class I	1,107	86	(5)	(1)	1,187	33	—	—
ING Intermediate Bond Fund — Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	574	(7)	(8)	559	5	—	—
ING International Core Fund — Class I	9,818	74	(6,735)	(16)	3,141	—	351	—
ING Large Cap Growth Fund — Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	12,398	(84)	1,995	14,309	—	15	—
ING Large Cap Value Fund — Class I	7,105	—	(6,263)	(842)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	11,879	(20)	1,225	13,084	63	2	423
ING Mid Cap Value Fund — Class I	3,864	—	(52)	464	4,276	—	11	—
ING MidCap Opportunities Fund — Class I	3,855	—	(3,446)	(409)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,446	(128)	851	4,169	—	22	—
ING Multi-Manager International Equity Fund — Class I	—	4,926	(171)	620	5,375	—	14	—
ING Real Estate Fund Class I	1,623	47	(442)	(102)	1,126	17	1	—
ING Small Company Fund — Class I	2,791	—	(2,428)	(363)	—	—	—	—
ING Small Company Fund — Class R6	—	2,435	(146)	769	3,058	—	28	—
	$46,022	$43,006	$(38,317)	$3,081	$53,792	$140	$1,399	$423

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2050 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.5%
30		iShares MSCI EMU Index Fund	$1,211	2.0
5		iShares Barclays Aggregate Bond Fund	537	0.9
52		iShares MSCI EAFE Index Fund	3,444	5.7
14		SPDR Barclays Capital High Yield Bond ETF	571	0.9
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $6,009)	6,337	10.5

MUTUAL FUNDS: 89.2%
		Affiliated Investment Companies: 89.2%
299		ING Emerging Markets Equity Fund — Class I	3,510	5.8
142		ING High Yield Bond Fund — Class I	1,187	2.0
57		ING Intermediate Bond Fund — Class R6	559	0.9
278		ING International Core Fund — Class I	3,141	5.2
1,086		ING Large Cap Growth Fund — Class R6	14,311	23.7

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
989		ING Large Cap Value Fund — Class R6	$13,085	21.7
269		ING Mid Cap Value Fund — Class I	4,276	7.1
151		ING MidCap Opportunities Fund — Class R6	4,168	6.9
450		ING Multi-Manager International Equity Fund — Class I	5,385	8.9
65		ING Real Estate Fund — Class I	1,126	1.9
158	@	ING Small Company Fund — Class R6	3,058	5.1

		Total Mutual Funds (Cost $46,933)	53,806	89.2

		Total Investments in Securities (Cost $52,942)	$60,143	99.7
		Assets in Excess of Other Liabilities	156	0.3
		Net Assets	$60,299	100.0

@	Non-income producing security

Cost for federal income tax purposes is $52,947.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,248
Gross Unrealized Depreciation	(52)
Net Unrealized Appreciation	$7,196

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,337	$—	$—	$6,337
Mutual Funds	53,806	—	—	53,806
Total Investments, at fair value	$60,143	$—	$—	$60,143

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2050 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,654	$556	$(4,731)	$(479)	$—	$22	$3	$—
ING Core Equity Research Fund Class R6	—	5,859	(5,859)	—	—	—	951	—
ING Emerging Markets Equity Fund — Class I	3,265	235	(151)	161	3,510	—	1	—
ING High Yield Bond Fund — Class I	1,107	86	(5)	(1)	1,187	33	—	—
ING Intermediate Bond Fund — Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	573	(6)	(8)	559	5	—	—
ING International Core Fund — Class I	9,808	84	(6,734)	(17)	3,141	—	351	—
ING Large Cap Growth Fund — Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	12,399	(87)	1,999	14,311	—	15	—
ING Large Cap Value Fund — Class I	7,106	—	(6,263)	(843)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	11,879	(21)	1,227	13,085	63	2	423
ING Mid Cap Value Fund — Class I	3,864	—	(52)	464	4,276	—	11	—
ING MidCap Opportunities Fund — Class I	3,840	—	(3,431)	(409)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,431	(115)	852	4,168	—	26	—
ING Multi-Manager International Equity Fund — Class I	—	4,936	(170)	619	5,385	—	14	—
ING Real Estate Fund Class I	1,618	17	(408)	(101)	1,126	17	1	—
ING Small Company Fund — Class I	2,751	—	(2,388)	(363)	—	—	—	—
ING Small Company Fund — Class R6	—	2,388	(105)	775	3,058	—	25	—
	$46,490	$42,443	$(38,185)	$3,058	$53,806	$140	$1,400	$423

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT SOLUTION 2055 FUND

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 10.9%
30		iShares MSCI EMU Index Fund	$1,211	2.0
4		iShares Barclays Aggregate Bond Fund	430	0.7
52		iShares MSCI EAFE Index Fund	3,443	5.8
3		PIMCO Total Return ETF	318	0.5
14		SPDR Barclays Capital High Yield Bond ETF	571	0.9
10		Vanguard FTSE Europe ETF	574	1.0

		Total Exchange-Traded Funds (Cost $6,228)	6,547	10.9

MUTUAL FUNDS: 88.9%
		Affiliated Investment Companies: 88.9%
300		ING Emerging Markets Equity Fund — Class I	3,511	5.8
143		ING High Yield Bond Fund — Class I	1,187	2.0
43		ING Intermediate Bond Fund — Class R6	426	0.7
277		ING International Core Fund — Class I	3,130	5.2
1,086		ING Large Cap Growth Fund — Class R6	14,316	23.6

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
988		ING Large Cap Value Fund — Class R6	$13,067	21.7
269		ING Mid Cap Value Fund — Class I	4,277	7.1
151		ING MidCap Opportunities Fund — Class R6	4,169	6.9
449		ING Multi-Manager International Equity Fund — Class I	5,376	8.9
65		ING Real Estate Fund — Class I	1,127	1.9
158	@	ING Small Company Fund — Class R6	3,058	5.1

		Total Mutual Funds (Cost $46,776)	53,644	88.9

		Total Investments in Securities (Cost $53,004)	$60,191	99.8
		Assets in Excess of Other Liabilities	144	0.2
		Net Assets	$60,335	100.0

@	Non-income producing security

Cost for federal income tax purposes is $53,009.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$7,242
Gross Unrealized Depreciation	(60)
Net Unrealized Appreciation	$7,182

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,547	$—	$—	$6,547
Mutual Funds	53,644	—	—	53,644
Total Investments, at fair value	$60,191	$—	$—	$60,191

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT SOLUTION 2055 FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,654	$558	$(4,733)	$(479)	$—	$22	$3	$—
ING Core Equity Research Fund Class R6	—	5,861	(5,861)	—	—	—	950	—
ING Emerging Markets Equity Fund — Class I	3,260	235	(145)	161	3,511	—	1	—
ING High Yield Bond Fund — Class I	1,107	87	(6)	(1)	1,187	33	—	—
ING Intermediate Bond Fund — Class I	277	—	(280)	3	—	—	—	—
ING Intermediate Bond Fund — Class R6	—	441	(7)	(8)	426	5	—	—
ING International Core Fund — Class I	9,818	67	(6,738)	(17)	3,130	—	352	—
ING Large Cap Growth Fund — Class I	8,200	—	(7,379)	(821)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	12,404	(84)	1,996	14,316	—	15	—
ING Large Cap Value Fund — Class I	7,106	—	(6,263)	(843)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	11,887	(43)	1,223	13,067	63	6	423
ING Mid Cap Value Fund — Class I	3,864	—	(51)	464	4,277	—	11	—
ING MidCap Opportunities Fund — Class I	3,840	—	(3,431)	(409)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	3,431	(115)	853	4,169	—	26	—
ING Multi-Manager International Equity Fund — Class I	—	4,927	(171)	620	5,376	—	14	—
ING Real Estate Fund Class I	1,618	37	(427)	(101)	1,127	17	1	—
ING Small Company Fund — Class I	2,751	—	(2,388)	(363)	—	—	—	—
ING Small Company Fund — Class R6	—	2,388	(105)	775	3,058	—	25	—
	$46,495	$42,323	$(38,227)	$3,053	$53,644	$140	$1,404	$423

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED)

ING RETIREMENT
SOLUTION INCOME FUND

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 16.7%
27	iShares MSCI EMU Index Fund	$1,090	2.0
15	iShares Barclays Aggregate Bond Fund	1,612	3.0
42	iShares Barclays TIPS Bond Fund	4,687	8.7
16	iShares MSCI EAFE Index Fund	1,060	2.0
13	SPDR Barclays Capital High Yield Bond ETF	530	1.0

	Total Exchange-Traded Funds (Cost $9,178)	8,979	16.7

MUTUAL FUNDS: 83.0%
	Affiliated Investment Companies: 83.0%
155	ING Floating Rate Fund — Class I	1,581	2.9
292	ING Global Bond Fund — Class R6	3,180	5.9
389	ING High Yield Bond Fund — Class I	3,236	6.0
1,568	ING Intermediate Bond Fund — Class R6	15,381	28.8
24	ING International Core Fund — Class I	267	0.5
458	ING Large Cap Growth Fund — Class R6	6,041	11.4

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
372	ING Large Cap Value Fund — Class R6	$4,928	9.2
123	ING Mid Cap Value Fund — Class I	1,950	3.6
68	ING MidCap Opportunities Fund — Class R6	1,892	3.5
67	ING Multi-Manager International Equity Fund — Class I	805	1.5
59	ING Real Estate Fund — Class I	1,021	1.9
419	ING Short Term Bond Fund — Class R6	4,202	7.8

	Total Mutual Funds (Cost $43,438)	44,484	83.0

	Total Investments in Securities (Cost $52,616)	$53,463	99.7
	Assets in Excess of Other Liabilities	156	0.3
	Net Assets	$53,619	100.0

Cost for federal income tax purposes is $52,530.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,220
Gross Unrealized Depreciation	(1,287)
Net Unrealized Appreciation	$933

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,979	$—	$—	$8,979
Mutual Funds	44,484	—	—	44,484
Total Investments, at fair value	$53,463	$—	$—	$53,463

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
AS OF NOVEMBER 30, 2013 (UNAUDITED) (CONTINUED)

ING RETIREMENT
SOLUTION INCOME FUND

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2013, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 5/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 11/30/13	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class I	$4,641	$419	$(4,549)	$(511)	$—	$22	$95	$—
ING Core Equity Research Fund Class R6	—	5,059	(5,059)	—	—	—	856	—
ING Floating Rate Fund — Class I	—	1,576	(1)	6	1,581	10	—	—
ING Global Bond Fund — Class I	3,099	—	(3,276)	177	—	11	—	—
ING Global Bond Fund — Class R6	—	3,406	(12)	(214)	3,180	55	(1)	—
ING High Yield Bond Fund — Class I	3,634	1,160	(1,544)	(14)	3,236	114	(8)	—
ING Intermediate Bond Fund — Class I	15,348	—	(15,680)	332	—	1	—	—
ING Intermediate Bond Fund — Class R6	—	16,211	(187)	(643)	15,381	255	(9)	3
ING International Core Fund — Class I	1,531	—	(1,232)	(32)	267	—	55	—
ING Large Cap Growth Fund — Class I	2,839	—	(2,586)	(253)	—	—	—	—
ING Large Cap Growth Fund — Class R6	—	5,505	(127)	663	6,041	—	22	—
ING Large Cap Value Fund — Class I	1,794	—	(1,581)	(213)	—	—	—	—
ING Large Cap Value Fund — Class R6	—	4,623	(36)	341	4,928	16	3	107
ING Mid Cap Value Fund — Class I	1,812	—	(68)	206	1,950	—	13	—
ING MidCap Opportunities Fund — Class I	1,801	—	(1,634)	(167)	—	—	—	—
ING MidCap Opportunities Fund — Class R6	—	1,634	(103)	361	1,892	—	23	—
ING Multi-Manager International Equity Fund — Class I	—	761	(49)	93	805	—	4	—
ING Real Estate Fund Class I	1,538	16	(437)	(96)	1,021	16	1	—
ING Short Term Bond Fund Class — I	4,169	10	(4,183)	4	—	10	—	—
ING Short Term Bond Fund — Class R6	—	4,203	(9)	8	4,202	23	—	—
	$42,206	$44,583	$(42,353)	$48	$44,484	$533	$1,054	$110

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

ADDITIONAL INFORMATION (Unaudited)

In 2014, ING U.S., Inc. will change its name to Voya Financial, Inc.  Effective May 1, 2014, ING Investments, LLC, the Investment Adviser to the Funds, will be renamed Voya Investments, LLC. ING Investment Management Co. LLC, Sub-Adviser to the Funds, will be renamed Voya Investment Management Co. LLC. ING Investments Distributor, LLC, the Distributor for the Funds, will be renamed Voya Investments Distributor, LLC. ING Funds Services, LLC, the Administrator for the Funds, will be renamed Voya Funds Services, LLC. The Funds as well as the Registrant that the Funds are organized under will also be renamed.

The new Registrant and Fund names will be as follows:

Current Registrant Name/Current Fund Name	New Registrant Name/New Fund Name, effective May 1, 2014
ING Separate Portfolios Trust	Voya Separate Portfolios Trust
ING Retirement Solution 2020 Fund	Voya Retirement Solution 2020 Fund
ING Retirement Solution 2025 Fund	Voya Retirement Solution 2025 Fund
ING Retirement Solution 2030 Fund	Voya Retirement Solution 2030 Fund
ING Retirement Solution 2035 Fund	Voya Retirement Solution 2035 Fund
ING Retirement Solution 2040 Fund	Voya Retirement Solution 2040 Fund
ING Retirement Solution 2045 Fund	Voya Retirement Solution 2045 Fund
ING Retirement Solution 2050 Fund	Voya Retirement Solution 2050 Fund
ING Retirement Solution 2055 Fund	Voya Retirement Solution 2055 Fund
ING Retirement Solution Income Fund	Voya Retirement Solution Income Fund

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

For more complete information, or to obtain a prospectus on any ING Fund, please call your investment professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

SAR-RETIRESOL     (1113-012014)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

For the Portfolios that have a complete Schedule of investments, the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not required for Semi-annual filing.

Item 8. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee (“Committee”) for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Trustee vacancies on the Board. The Committee currently consists of four Trustees of the Board, none of whom are considered “interested persons” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. The Committee will accept referrals for potential candidates from Board members, Fund shareholders, legal counsel to the disinterested Trustees or such other sources as the Committee deems appropriate. Shareholders can submit recommendations in writing to the attention of the Chairperson of the Committee at an address to be maintained by Fund management for this purpose. In order for the Committee to consider a potential candidate, the Committee initially must receive at least the following information regarding such person: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

Item 10. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Separate Portfolios Trust (SPorts) Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: February 5, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 5, 2014